Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Equipment (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Machinery and Equipment [Member]	Dec. 31, 2013 Furniture Fixtures and Office Equipment [Member]
Cash and Cash Equivalents	$ 0	$ 0
Equipment useful live			7 years	5 years